Shareholder Fees - NICHOLAS PARTNERS SMALL CAP GROWTH FUND	Feb. 02, 2026
Retail Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)